NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Additional Information (Details) € / shares in Units, € in Thousands			1 Months Ended				12 Months Ended
	Dec. 31, 2021 EUR (€) tranch € / shares shares	Jun. 24, 2020 tranch shares	Dec. 31, 2021 EUR (€) € / shares shares	Apr. 30, 2021 € / shares shares	Nov. 30, 2020 EUR (€) loan	Feb. 29, 2020 EUR (€)	Dec. 31, 2021 EUR (€) tranch € / shares shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2012 EUR (€)	Aug. 24, 2021 EUR (€)	Jul. 22, 2021 EUR (€)	May 19, 2021 EUR (€)	Mar. 02, 2021 EUR (€)	Dec. 22, 2020 EUR (€)	Dec. 07, 2020 EUR (€)	Nov. 17, 2020 EUR (€)	Aug. 24, 2020 EUR (€)	Jul. 06, 2020 EUR (€)	Dec. 31, 2018 EUR (€) shares
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Assets under construction																						€ 1,596
Net decrease in right-of-use assets that do not meet definition of investment property							€ 1,359
Value added tax receivables	€ 610		€ 610				610	€ 635	€ 942
Credit notes receivable	9		9				9	185	570
Prepaid expenses	1,256		1,256				1,256	793	2,188
Prepaid expenses, rent	484		484				484
Prepaid expenses, insurance	397		397				397
Term deposits	€ 9,106		€ 9,106				€ 9,106	€ 10,098	€ 5,107
Number of shares fully paid up (in shares) | shares	31,018,553		31,018,553				31,018,553	20,057,562	17,940,035													17,940,035
Nominal value (in euro per share) | € / shares	€ 0.10		€ 0.10	€ 0.10			€ 0.10
Number of tranches of borrowings issued | tranch							5
Convertible notes	€ 0		€ 0				€ 0	€ 2,169
Conversion of convertible notes ("OCA") (in shares) | shares							1,705,162	437,128	0
Number of borrowings received (in loan) | loan					2
Expense relating to short-term leases							€ 824	€ 0	€ 227
Expense relating to leases of low-value assets							30	31	33
Hospital costs accruals	€ 9,289		€ 9,289				€ 9,289	10,770	4,047
Registered Direct Offering
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Number of warrants issued (in shares) | shares			2,308,824	3,103,449
Number of shares subscribed per warrant (in shares) | shares	1		1	1			1
Warrants, exercise price (in euro per share) | € / shares			€ 2.83	€ 7.5
Warrants, term			2 years	2 years
Fixtures and Fittings, Princeton
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Assets capitalized									10,600
Fixtures and Fittings, Lyon
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Assets capitalized									700
Societe Generale
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Borrowings maturity										36 months
Unsecured bank loans received										€ 1,900
Interest rate					0.25%					0.40%
Secured bank loans received					€ 5,000
Percentage of state-guaranteed loan					0.90
Societe Generale | Top of range
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Borrowings maturity					5 years
BPI France
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Interest rate					1.67%
Secured bank loans received					€ 5,000
Percentage of state-guaranteed loan					0.90
BPI France | Bottom of range
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Borrowings maturity					1 year
Tedac project
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Conditional advance granted by BPI France	€ 4,895		€ 4,895				€ 4,895
Conditional advance received						€ 2,979	734	2,979			€ 1,119	€ 63
Repayment upon achieving cumulative sales							€ 5,281
Percentage of annuity equal to income generated through the sale of intellectual property rights							50.00%
Conditional advance repayment limit							€ 5,281
Tedac project | Bottom of range
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Condition of repayment: amount of cumulative sales							10,000
Tedac project | June thirty of first year in which cumulative sales condition is achieved
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Repayment of conditional advance							500
Tedac project | June thirty of second year in which cumulative sales condition is achieved
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Repayment of conditional advance							750
Tedac project | June thirty of third year in which cumulative sales condition is achieved
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Repayment of conditional advance							1,500
Tedac project | June thirty of fourth year in which cumulative sales condition is achieved
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Repayment of conditional advance							2,531
Tedac project | Second phase
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Conditional advance repayment limit							15,000
Amount upon achieving cumulative sales							€ 60,000
Percentage of payment through sales generated by the products developed within the project							2.50%
Conditional advance repayment term							5 years
European High Growth Opportunities Fund
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Number of warrant notes issued for no consideration (in shares) | shares		1,200
Number of tranches of convertible notes | tranch		2
Number of warrants (in shares) | shares	303,030		303,030				303,030
Number of tranches of borrowings issued | tranch	9
Convertible notes	€ 27,000		€ 27,000				€ 27,000
Number of tranches of borrowings issued, investor call | tranch	2
Number of convertible notes (in shares) | shares	540		540				540
Number of convertible notes converted (in shares) | shares	288		288				288
Conversion of convertible notes ("OCA") (in shares) | shares							2,977,887
Number of convertible notes outstanding (in shares) | shares	0		0				0
Number of warrants attached to convertible notes outstanding (in shares) | shares	303,030		303,030				303,030
European High Growth Opportunities Fund | Convertible notes
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Notional amount	€ 50		€ 50				€ 50
Percentage of volume weighted average price of shares	98.00%		98.00%				98.00%
Borrowings maturity							12 months
Number of consecutive trading days taken into account in the determination of the conversion price							3 days
Maximum number of shares issuable on conversion of warrants | shares	10,000,000		10,000,000				10,000,000
European High Growth Opportunities Fund | Warrants
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Number of shares subscribed per warrant (in shares) | shares	1		1				1
Share subscription warrants term							5 years
Exercise price as a percentage of volume weighted average share price	120.00%		120.00%				120.00%
Number of consecutive trading days taken into account in the determination of the exercise price							15 days
Exercise price of share subscription of warrants (in euro per share) | € / shares	€ 8.91		€ 8.91				€ 8.91
European High Growth Opportunities Fund | Tranche one
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Convertible notes																					€ 3,000
European High Growth Opportunities Fund | Tranche two
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Convertible notes																				€ 3,000
European High Growth Opportunities Fund | Tranche three
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Convertible notes																			€ 3,000
European High Growth Opportunities Fund | Tranche four
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Convertible notes																		€ 3,000
European High Growth Opportunities Fund | Tranche five
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Convertible notes																	€ 3,000
European High Growth Opportunities Fund | Tranche six
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Convertible notes																€ 3,000
European High Growth Opportunities Fund | Tranche seven
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Convertible notes															€ 3,000
European High Growth Opportunities Fund | Tranche eight
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Convertible notes														€ 3,000
European High Growth Opportunities Fund | Tranche nine
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Convertible notes													€ 3,000
European High Growth Opportunities Fund | Issued in 2021 | Financial liabilities at amortised cost, category
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Average effective interest rate							13.72%
Average borrowing maturity							2 months
European High Growth Opportunities Fund | Volume weighted average price, three days prior to the conversion date | Convertible notes
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Percentage of volume weighted average price of shares	95.00%		95.00%				95.00%
European High Growth Opportunities Fund | Volume weighted average price, three trading sessions prior to the conversion date | Convertible notes
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Percentage of volume weighted average price of shares	80.00%		80.00%				80.00%
European High Growth Opportunities Fund | Market capitalisation below the specified threshold
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Number of convertible notes (in shares) | shares	30		30				30
Number of warrants (in shares) | shares	16,835		16,835				16,835
Market capitalisation to be maintained	€ 50,000		€ 50,000				€ 50,000
Number of consecutive trading days for the market capitalisation to be maintained							20 days
European High Growth Opportunities Fund | Market capitalisation above the specified threshold
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Number of convertible notes (in shares) | shares	60		60				60
Number of warrants (in shares) | shares	33,670		33,670				33,670
Convertible to cash
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Term deposits	€ 100		€ 100				€ 100	100	100
Term deposits
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Term deposits	€ 9,000		€ 9,000				9,000	€ 10,000	5,000
Asparaginase
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Prepaid expenses									1,295
Intangible assets in progress
Notes Related To Consolidated Statements Of Financial Position [Line Items]
Impairment loss recognised							€ 560		€ 1,036